Administrative Expenses	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Administrative Expenses
38	ADMINISTRATIVE EXPENSES

Composition	12/31/2022	12/31/2021	12/31/2020
Taxes	6,415,867	5,704,624	5,452,552
Maintenance, conservation and repair expenses	6,236,440	6,461,974	6,675,055
Armored truck, documentation and events	5,273,648	5,650,513	6,009,747
Other fees	3,778,624	3,317,564	2,611,904
Security services	3,761,984	3,972,295	4,159,323
Electricity and communications	3,464,711	3,959,287	4,495,780
Software	2,492,439	3,103,996	3,139,455
Advertising and publicity	2,374,900	1,699,823	1,269,859
Fees to directors and syndics	1,975,113	1,522,421	4,772,748
Representation, travel and transportation expenses	683,335	470,077	377,227
Insurance	412,674	529,174	501,667
Stationery and office supplies	271,787	245,587	268,472
Hired administrative services	266,705	242,991	278,103
Leases	173,521	227,280	267,226
Other	1,573,923	2,030,073	2,471,588

Total	39,155,671	39,137,679	42,750,706